Summary of Changes in Contract Liabilities Related to Gift Card Program (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Gift Cards [Line Items]
Gift card liabilities balance as of April 28, 2018	$ 323,465
Gift card breakage	(42,282)	$ (43,922)	$ (35,524)
Gift card redemptions	(247,231)
Gift card issuances	271,654
Gift card liabilities balance as of January 26, 2019	215,459	323,465
Calculated under Revenue Guidance in Effect before Topic 606 | ASU 2014-09
Gift Cards [Line Items]
Gift card liabilities balance as of April 28, 2018	323,465
Gift card liabilities balance as of January 26, 2019	296,776	323,465
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
Gift Cards [Line Items]
Gift card liabilities balance as of April 28, 2018	(90,147)
Gift card liabilities balance as of January 26, 2019	$ (81,317)	$ (90,147)